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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Colden Capital Management LLC
Address:      230 Park Avenue, 7th Floor
              New York, NY 10169


Form 13F File Number: 28-06371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin McLaughlin
Title:        Chief Financial Officer
Phone:        212-499-2550

Signature, Place, and Date of Signing:

              Kevin McLaughlin     New York, NY        8/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $307,517
                                            [In thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                   Form 13F INFORMATION TABLE
                                                          June 30, 2001

   COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4      COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------         --------      --------     --------      --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                               MARKET                                     (c)
                      TITLE        CUSIP       VALUE     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER       OF CLASS      NUMBER      (x$1,000) PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------       --------      ------      --------  -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
AMERICAN GENERAL
  CORPORATION        Common Stock   026351106   35,256   759,000   SH        Sole              None    759,000    0      0
APPLIED MICRO CIRCUITS
   CORPORATION       Common Stock   03822W109    1,404    81,599   SH        Sole              None     81,599    0      0
BANCWEST CORPORATION Common Stock   059790105   10,007   290,900   SH        Sole              None    290,900    0      0
BARRETT RESOURCES
  CORPORATION        Options - Put  068480201    1,190       700   SH   PUT  Sole              None        700    0      0
BARRETT RESOURCES
  CORPORATION        Common Stock   068480201    4,129    69,991   SH        Sole              None     69,991    0      0
CHRIS-CRAFT
  INDUSTRIES, INC.   Common Stock   170520100    8,597   120,400   SH        Sole              None    120,400    0      0
CITIGROUP INC.       Common Stock   172967101   20,746   392,617   SH        Sole              None    392,617    0      0
CLEAR CHANNEL
  COMMUNICATIONS,
  INC.               Common Stock   184502102   10,249   163,459   SH        Sole              None    163,459    0      0
CSFBDIRECT           Common Stock   22541L103    4,703   990,200   SH        Sole              None    990,200    0      0
DEUTSCHE TELEKOM AG  ADRS           251566105   21,639   963,894   SH        Sole              None    963,894    0      0
DIME BANCORP, INC.   Common Stock   25429Q102    1,863    50,000   SH        Sole              None     50,000    0      0
GALILEO INTER-
  NATIONAL, INC.     Common Stock   363547100    2,275    70,000   SH        Sole              None     70,000    0      0
GENERAL ELECTRIC
  COMPANY            Common Stock   369604103    3,900    80,000   SH        Sole              None     80,000    0      0
GULF CANADA
  RESOURCES LIMITED  Common Stock   40218L305    2,025   250,000   SH        Sole              None    250,000    0      0
HS RESOURCES, INC.   Common Stock   404297103    1,147    17,700   SH        Sole              None     17,700    0      0
IBP, INC.            Common Stock   449223106    3,283   130,000   SH        Sole              None    130,000    0      0
INTERMEDIA COMMUNI-
  CATIONS INC.       Common Stock   458801107   13,885   931,884   SH        Sole              None    931,884    0      0
JDS UNIPHASE CORPOR-
  ATION              Common Stock   46612J101   10,350   828,031   SH        Sole              None    828,031    0      0
JOHNSON & JOHNSON    Common Stock   478160104    7,529   150,575   SH        Sole              None    150,575    0      0
NEWPORT NEWS SHIP-
  BUILDING INC.      Common Stock   652228107    9,861   161,000   SH        Sole              None    161,000    0      0
NIAGARA MOHAWK
  HOLDINGS INC.      Common Stock   653520106    1,784   100,825   SH        Sole              None    100,825    0      0
NORTEL NETWORKS
  CORPORATION        Common Stock   656568102      814    89,596   SH        Sole              None     89,596    0      0
NOVA CORPORATION     Common Stock   669784100    4,900   155,800   SH        Sole              None    155,800    0      0




QWEST COMMUNICATIONS
  INTERNATIONAL
  INC.               Common Stock   749121109    4,092   128,381   SH        Sole              None    128,381    0      0
RALSTON PURINA
  COMPANY            Options - Put  751277302      252     2,800   SH   PUT  Sole              None      2,800    0      0
RALSTON PURINA
  COMPANY            Common Stock   751277302   13,374   445,500   SH        Sole              None    445,500    0      0
ROGERS WIRELESS
  COMMUNICATIONS
  INC.               Common Stock   775315104      862    50,000   SH        Sole              None     50,000    0      0
SUN MICROSYSTEMS,
  INC.               Common Stock   866810104    1,609   102,350   SH        Sole              None    102,350    0      0
TELESP CELULAR
  PARTICIPACOES S.A. ADRS           87952L108      961    63,400   SH        Sole              None     63,400    0      0
TEXACO INC.          Common Stock   881694103    5,088    76,400   SH        Sole              None     76,400    0      0
TEXAS INSTRUMENTS
  INCORPORATED       Common Stock   882508104    4,478   142,169   SH        Sole              None    142,169    0      0
THE DOW CHEMICAL
  COMPANY            Common Stock   260543103   22,849   687,192   SH        Sole              None    687,192    0      0
TYCO INTERNATIONAL
  LTD.               Common Stock   902124106   11,114   203,925   SH        Sole              None    203,925    0      0
UNIGRAPHICS
  SOLUTIONS INC.     Common Stock   904928108    9,519   299,800   SH        Sole              None    299,800    0      0
UNITED PARCEL
  SERVICE, INC.      Common Stock   911312106    3,312    57,300   SH        Sole              None     57,300    0      0
VIACOM INC.-CL B     Common Stock   925524308   34,591   668,423   SH        Sole              None    668,423    0      0
WILLAMETTE
  INDUSTRIES, INC.   Common Stock   969133107   13,880   280,400   SH        Sole              None    280,400    0      0

                                    Total: $307,517























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